STOCK-BASED COMPENSATION - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 20.0	$ 25.0
Liabilities from share-based payment transactions	54.0	50.0
Restricted share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 35.0	$ 30.0
Weighted average remaining contractual life	9 months 25 days	9 months 25 days
Number of common shares per unit of share-based payment arrangement | shares	1
Number of units outstanding (shares) | shares	3,686,000	2,855,000	2,337,000
Liabilities from share-based payment transactions	$ 39.3	$ 34.0	$ 26.3
Aggregate share-based liability, fair value, other equity instruments, exercised or vested	(31.3)	(23.2)
Aggregate share-based liability, fair value, other equity instruments, granted	37.6	32.9
Aggregate share-based liability fair value, other equity instruments, credit for dividends	1.7	1.4
Increase (decrease) in aggregate share-based liability, fair value, other equity instruments	$ (2.7)	$ (3.4)
PGSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares per unit of share-based payment arrangement | shares	1
Number of units outstanding (shares) | shares	3,453,000	3,002,000
Liabilities from share-based payment transactions	$ 38.0	$ 36.0
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares per unit of share-based payment arrangement | shares	1
Number of units outstanding (shares) | shares	772,000	1,011,000	837,000
Liabilities from share-based payment transactions	$ 12.0	$ 18.3	$ 14.4
Aggregate share-based liability, fair value, other equity instruments, exercised or vested	(6.7)	0.0
Aggregate share-based liability, fair value, other equity instruments, granted	2.5	2.9
Aggregate share-based liability fair value, other equity instruments, credit for dividends	0.0	0.0
Increase (decrease) in aggregate share-based liability, fair value, other equity instruments	$ (2.1)	$ 1.0